ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current
Accounts payable	$ 1,503	$ 1,451
Accrued and other liabilities	3,251	2,992
Work in progress	650	341
Provisions and decommissioning liabilities	50	81
Total current	5,454	4,865
Non-current
Accounts payable	95	113
Accrued and other liabilities	438	435
Work in progress	64	86
Provisions and decommissioning liabilities	134	139
Total non-current	731	773
Bank overdrafts	857	$ 581
Defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	42
Current net defined benefit liability	1
Non-current net defined benefit liability	41
Post-retirement benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	28
Current net defined benefit liability	2
Non-current net defined benefit liability	$ 26